Amounts Recognized in the Consolidated Balance Sheet associated with Defined Benefit Plans (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Accrued expenses (Accrued pension and severance costs)	$ 297	¥ 24,677	¥ 28,573
Accrued pension and severance costs	8,034	668,022	678,677
Investments and other assets - other (Prepaid pension and severance costs)	(1,767)	(146,906)	(159,554)
Net amount recognized	$ 6,564	¥ 545,793	¥ 547,696